LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.98%
Aerospace & Defense–0.66%
†Karman Holdings, Inc.	155,878	$5,209,443
		5,209,443
Building Products–1.10%
†Trex Co., Inc.	148,000	8,598,800
		8,598,800
Capital Markets–20.56%
Carlyle Group, Inc.	157,000	6,843,630
Cohen & Steers, Inc.	171,000	13,722,750
FactSet Research Systems, Inc.	48,400	22,004,576
Houlihan Lokey, Inc.	122,404	19,768,246
Moelis & Co. Class A	93,400	5,450,824
Morningstar, Inc.	83,580	25,063,135
MSCI, Inc.	120,500	68,142,750
		160,995,911
Diversified Consumer Services–1.29%
†Bright Horizons Family Solutions, Inc.	79,497	10,099,299
		10,099,299
Diversified Telecommunication Services–1.12%
Iridium Communications, Inc.	320,000	8,742,400
		8,742,400
Health Care Equipment & Supplies–5.70%
†IDEXX Laboratories, Inc.	75,000	31,496,250
†Integer Holdings Corp.	67,100	7,918,471
†Neogen Corp.	603,817	5,235,093
		44,649,814
Health Care Technology–0.40%
†Certara, Inc.	315,000	3,118,500
		3,118,500
Hotels, Restaurants & Leisure–10.59%
Choice Hotels International, Inc.	279,000	37,045,620
Krispy Kreme, Inc.	87,682	431,395
Red Rock Resorts, Inc. Class A	286,000	12,403,820
Vail Resorts, Inc.	206,500	33,044,130
		82,924,965
Insurance–20.19%
Arch Capital Group Ltd.	626,500	60,256,770
Kinsale Capital Group, Inc.	114,250	55,606,617
Primerica, Inc.	148,294	42,194,092
		158,057,479
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–8.29%
†Gartner, Inc.	154,670	$64,921,186
		64,921,186
Life Sciences Tools & Services–5.05%
Bio-Techne Corp.	230,000	13,484,900
†Mettler-Toledo International, Inc.	10,400	12,281,464
West Pharmaceutical Services, Inc.	61,500	13,768,620
		39,534,984
Machinery–0.60%
Enpro, Inc.	29,200	4,724,268
		4,724,268
Office REITs–0.36%
Douglas Emmett, Inc.	174,651	2,794,416
		2,794,416
Professional Services–0.91%
SS&C Technologies Holdings, Inc.	85,000	7,100,050
		7,100,050
Real Estate Management & Development–6.36%
†CoStar Group, Inc.	629,000	49,835,670
		49,835,670
Software–10.88%
†Agilysys, Inc.	10,000	725,400
†ANSYS, Inc.	84,800	26,844,288
†Clearwater Analytics Holdings, Inc. Class A	405,000	10,854,000
†Guidewire Software, Inc.	121,000	22,670,560
†Intapp, Inc.	218,803	12,773,719
†nCino, Inc.	214,217	5,884,541
†ServiceTitan, Inc. Class A	56,973	5,418,702
		85,171,210
Specialized REITs–1.94%
Gaming & Leisure Properties, Inc.	298,157	15,176,191
		15,176,191
Textiles, Apparel & Luxury Goods–1.35%
†Figs, Inc. Class A	2,304,669	10,578,431
		10,578,431
Trading Companies & Distributors–0.63%
†Transcat, Inc.	66,459	4,947,873
		4,947,873
Total Common Stock (Cost $165,444,081)		767,180,890

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–2.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	16,790,736	$16,790,736
Total Money Market Fund (Cost $16,790,736)		16,790,736

TOTAL INVESTMENTS–100.12% (Cost $182,234,817)	$783,971,626
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(964,840)
NET ASSETS APPLICABLE TO 10,900,551 SHARES OUTSTANDING–100.00%	$783,006,786

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Baron Growth Opportunities Fund–2